NEW STANDARDS AND AMENDMENTS AND INTERPRETATIONS OF EXISTING STANDARDS	12 Months Ended
Dec. 31, 2022
New Standards And Amendments And Interpretations Of Existing Standards
NEW STANDARDS AND AMENDMENTS AND INTERPRETATIONS OF EXISTING STANDARDS

3)	NEW STANDARDS AND AMENDMENTS AND INTERPRETATIONS OF EXISTING STANDARDS

Standards, amendments and interpretations of standards applicable in future periods

IFRS 17 – Insurance Contracts

Issued on May 2017, IFRS 17 - Insurance Contracts supersedes IFRS 04 - Insurance Contracts and establishes changes in measurement, recognition, and disclosure of insurance contracts applying specific methodologies for each type of contract. The standard is effective for annual periods beginning on or after January 1, 2023.

The Organization’s Management assessed the initial application of IFRS 17 on its consolidated financial statements and estimated an increase of R$ 0.6 billion (0.4%) in total equity as at January 1, 2023 (a decrease of R$ 1.3 billion on January 1, 2022). The net effect considering the redesignation of certain financial assets is an increase of R$ 1.8 billion in total equity on January 1, 2023, (which represents 1.1% of total equity on January 1, 2023).

Contracts in the scope of IFRS 17

In accordance with the standard, contracts that meet the definition of insurance contracts, including insurance and reinsurance contracts issued and reinsurance contracts held, and investment contracts with discretionary participation issued by an insurance company must be measured under its rules, with some limited exceptions. An insurance contract is one where one party accepts significant insurance risk from another party. Insurance risk, is risk, other than financial risk, transferred from the holder of a contract to the issuer. An investment contract with discretionary participation is a contract under which the holder receives an additional payment, the amount or timing of which is contractually at the discretion of the issuer. Investment contract with discretionary participation are not insurance contracts, but they are within the scope of IFRS 17 if the entity also issues insurance contracts. The Organization evaluated all its rights and obligations and considered within the standards’ scope insurance contracts issued, reinsurance contracts held and investments contracts with discretionary participation in its Life, Pension, Non-Life and Health portfolios to meet the definitions given above.

The standard also defines that after classifying the contracts within its scope, an entity shall evaluate if these contracts have any embedded derivatives, distinct investment components or a distinct good or non-insurance service. An investment component is distinct if it is not highly interrelated with the insurance contract and if the policy holder can buy a contract with equivalent terms and conditions in the same jurisdiction. Goods or non-insurance services are distinct if the policy holder can benefit from the good or service either on its own or together with other resources readily available to the policy holder. The Organization evaluated the contracts within the scope of IFRS17 and concluded that there are not any components to be separated as; (i) the investment component present in Life and Pension contracts are highly interrelated with the insurance contract and (ii) goods and non-insurance services offered in some types of insurance contracts are not distinct as their cashflows are highly associated with the insurance component and the Organization provides a significant service in integrating the good or non-insurance services with the insurance contract.

The following is a summary of the Organization’s products / groups of products that are within the scope of IFRS 17:

•	The Life portfolio can be divided in three groups: Life Risk Short Term, Life Risk Long Term and Whole Life portfolios.

o   The Life Risk Short Term portfolio considers a variety of products with mortality, longevity and morbidity risk cover that has a maximum duration of three years.

o   The Life Risk Long Term portfolio considers products with mortality, longevity and morbidity risk cover. The duration of this portfolio is associated with the life expectancy of policyholders or has a more than three-year duration.

o   The Whole Life portfolio considers products with mortality, longevity and morbidity risk cover, and also have surrender options. The duration of this portfolio is associated with the life expectancy of policyholders.

•	The Pension portfolio can be divided in three groups: Pensions with Defined Payments, Traditional Pensions and Current Brazilian Private Pension System.

o   The Pension with Defined Payments portfolio covers products that guarantee a future annuity once the policyholder reaches the retirement date. The duration of this portfolio is associated with the life expectancy of policyholders.

o   The Traditional Pensions portfolio cover products that guarantee a minimum interest rate and inflation adjustment both for the investment and benefit phases. The duration of this portfolio is associated with the life expectancy of policyholders.

o   The Brazilian Current Complementary Pension Regime portfolio cover products that guarantee an interest rate and inflation adjustment only within the benefit phase, including PGBL and VGBL. The duration of this portfolio is associated with the life expectancy of policyholders.

•	The Health portfolio can be divided in two groups: Health and Dental Health.

o   The Health portfolio considers products with complete health coverage. These products can be contracted individually (Individual Health) or collectively (Collective Health). Individual products have their duration associated with the life expectancy of policyholders and collective products have a maximum two-year duration.

o   The Dental Health portfolio consider products with dental health coverage only. These products can be contracted individually (Individual Dental Health) or collectively (Collective Dental Health). Individual products have their duration associated with the life expectancy of policyholders and collective products have a maximum three-year duration.

•	The Non-Life portfolio can be divided in two groups: Long Term Non-Life portfolio and Short Term Non-Life portfolio.

o   The Non-Life Long Term portfolio include two products: (i) an insurance product that protects a self-funding pool agreement from default and (ii) home loan insurance.

o   The Non-Life Short Term portfolio include all other Non-Life insurance products, such as (but not limited to): auto, housing, equipment, civil responsibility.

Level of aggregation

For measurement purposes IFRS 17 requires that insurance contracts are aggregated based on similar risks that are managed together, which must be segregated by cohorts (i.e. by year of issue) and then divided into three categories: groups of contracts that are onerous on the initial recognition, groups of contract that, on initial recognition, have no significant possibility of becoming onerous in the future and a group of remaining contract in the portfolio, if any. Each contract in the scope of the standard was evaluated and classified in accordance with these definitions; the main differences in relation to IFRS 4 are the separation of contracts by cohorts and the separation of non-onerous and onerous contracts with losses arising from onerous contracts recognized immediately in the income statement.

Contract boundaries

Under IFRS 17 the cash flows are within the insurance contract boundary if they result from substantive rights and obligations that exist during the reporting period under which the entity may require the policyholder to pay premiums or the entity may be required to provide insurance coverage to the policyholder. For contracts with discretionary participation cash flows are within the limit of the contract if they result from the entity's substantive obligation to deliver cash at a present or future date. The Organization evaluated the contract boundaries of its contracts within the scope of the standard and did not identify significant changes when compared to what was applied from the perspective of IFRS 4.

Measurement

To measure the liability for remaining coverage of its insurance contracts, the Organization expects to apply the General Measurement Model, the Variable Fee Approach, and the Premium Allocation Approach which are detailed below.

In the General Measurement Model (GMM/BBA), the issued insurance contracts are measured on initial recognition at the total of: (i) estimated future cash flows, adjusted for the time value of money, and an explicit risk adjustment related to the non-financial risk; and (ii) the insurance contractual service margin (CSM). The Organization expects to apply the general model to the following portfolios: Life Risk Long Term, Whole Life, Pension with Defined Payments, Traditional Pension, Individual Health, Individual Dental Health and Non-Life Long Term.

As a variation of the general model, the Variable Fee Approach (VFA) follows the same principles as the general model but subsequent measurement differs in relation to the measurement of the CSM. VFA is applied to direct participation contracts which are contracts that are substantially investment-related service contracts. In addition, in such types of contracts, the liability to policyholders is linked to underlying items. ’Underlying items’ are defined as “Items that determine some of the amounts payable to a policyholder”. Underlying items can comprise any items; for example, a reference portfolio of assets, the net assets of the entity, or a specified subset of the net assets of the entity.” The methodology will be applied by the Organization to the Brazilian Current Complementary Pension Regime portfolio.

In addition to the general model and the VFA, IFRS 17 provides, as a way of simplifying the measurement process, the Premium Allocation Model (PAA). This simplified model is applicable to contracts with a coverage period of one year or less and contracts for which the Organization reasonably expects that the resulting measurement would not differ materially from that under the general measurement model. The simplified model is expected to be applied by the Organization to the Life Risk Short Term, Collective Health, Collective Dental Health and Non-Life Short Term portfolios, because these portfolios have coverage periods of one year or less or were submitted to a ’similarity test’ carried out by the Organization to confirm if the value of the liabilities of these contracts measured according to the simplified model is equal or similar to the value of the liabilities of these contracts measured by the General Model (BBA). This premium allocation model is similar to the measurement model applied under IFRS 4.

The Organization does not issue reinsurance contracts; however, it has contracts assigned to reinsurers and will apply the Premium Allocation Approach - PAA to measure accepted reinsurance contracts, as their duration are less or equal to one year.

The Organization will measure liabilities for incurred claims using an estimate of the fulfilment cash flows that will be discounted to present value.

The main differences from the current measurement to those required by IFRS 17 are expected to be: (1) for GMM and VFA portfolios, the requirement to consider expected cash flows throughout the remaining coverage period, apply a risk adjustment and identify CSM as well to segregate onerous contracts in the Statement of Financial Position (2) for all portfolios - the measurement of incurred claim liabilities using the present value of an estimated payment cashflow and (3) rights and obligations that arise from a contract within IFRS17 scope will be presented in two groups: remaining coverage and incurred claims, as a result, values that are currently registered as: (i) assets such as direct acquisition costs and (ii) receivable premiums will be considered together with the other components of the contract.

Discount rate

Discount rate is the rate used to reflect the time value of money of future cash flows. It can be built using one of two methodologies: Top-Down or Bottom-Up. Under the Top-Down methodology, the discount rate is derived from the Internal Return Rate (IRR) of a portfolio of assets. In the Bottom-Up methodology, the calculation of the discount rate is based on a risk-free rate. A liquidity risk is added to the risk-free rate to obtain the final discount rate. The liquidity risk reflects the compensation that an investor would require for the differences in liquidity between the insurance contracts, considering all surrender options, and the reference bond portfolio.

The discount rate used by the Organization to discount the cash flows for all products follows the Bottom -Up approach. There were no significant changes in the rates compared to rates used under IFRS 4 because, in the analyzed periods, the liquidity risk was not significant due to surrender options available to clients.

The Organization also defined, as required by the standard that the effect of changes in the discount rates will be directly allocated in its other comprehensive income.

Risk Adjustment (RA)

The Risk Adjustment (RA) is the adjustment made by the Organization in the estimate of the present value of future cash flows to reflect the compensation that it would require for bearing the risk of the uncertainty in the amount and timing of cash flows arising from non-financial risks. The Organization defined that for the Life and Pension, Non-Life, and Dental Health portfolios the cost of capital methodology will be used to calculate the RA, and for the Health portfolios it will be the confidence level methodology.

The cost of capital methodology is built based on multiplying the risk capital that the insurance obligation will require within its boundaries by a cost of capital. The risk capital that the insurance obligation will require within its boundaries is obtained by a proxy methodology that multiplies the current risk capital by the duration of the insurance cashflows. The cost of capital is the minimum return that the shareholders will require from a portfolio and is obtained through a Capital Asset Pricing Model (CAPM) methodology.

The confidence level methodology is based on a projection of the contract cashflows in a defined stressed scenario. In this case, the risk adjustment will be the difference between insurance cashflows in the defined stressed scenario and insurance cashflow in the base scenario.

The RA concept is a new concept introduced by IFRS 17 as part of the measurement of insurance contract liabilities, therefore the totality of its effect on these liabilities represents a change in relation to IFRS 4.

Allocation of the Contractual Service Margin (CSM)

The contractual service margin for each group of insurance contracts is recognized in profit or loss in each period to reflect the insurance services provided. The amount of contractual service margin recognized in each period is determined by identifying the coverage units, allocating the contractual service margin at the end of the period (before recognizing any release to profit or loss to reflect the services provided in that period) equally to each coverage unit provided in the current period and expected to be provided in the future and recognizing in profit or loss the amount allocated to units of coverage provided in the period.

For groups of contracts measured by the General Model (GMM) and the Variable Fee Approach (VFA), the allocation of the Contractual Service Margin is calculated over the life of the group of contracts in a way that systematically reflects the transfer of insurance benefits and/or investment under the contract.

The Organization has applied judgment and considered all relevant facts and circumstances to determine a systematic and rational method for estimating the insurance contract services provided for each group of contracts and, therefore, the coverage units. The basis for determining the amount of coverage provided for each product for the appropriation of the CSM were determined based on the outflows (being outflows, the sum of projected claims, commissions, operating and administrative expenses).

This is a significant change brought by IFRS 17 as the concept of CSM was not applicable under IFRS 4 as previously applied by the Organization.

Transition

The impacts resulting from the adoption of IFRS 17 must be recognized retrospectively, based on the full retrospective approach unless this is impractical, in which case the modified retrospective approach or the fair value approach. However, if the entity does not have reasonable and sustainable information to measure the contracts under the modified retrospective approach, it must use the fair value approach.

The Organization determined that the full retrospective approach will be adopted for insurance contracts which will be measured under the PAA.

For contracts measured using the GMM, the Organization determined that it will use the fair value transition approach for the cohorts of contracts in: the portfolios of Whole Life, Pension with Defined Payments, Traditional Pensions and Non-Life Long Term – Home Loan issued through 2017; the portfolios of Individual Health and Non-Life Long Term – Self-Funding Pool Agreement issued through 2018; the Life Risk Long Term portfolios through 2019 and the Individual Dental Health portfolios through 2020, and the full retrospective transition approach for cohorts in these portfolios issued after these dates. For contracts measured using the variable fee approach, the fair value transition approach is used for the cohorts issued through 2019, and the full retrospective transition approach is used for the cohorts of contracts issued after this date. The decision to use the fair value approach was based on the unavailability of information at the granularity required to use the full retrospective transition approach in these portfolios.

Under the fair value approach, the contractual service margin on the date of transition represents the difference between the fair value determined by the Organization and the fulfilment cash flows, which are a risk-adjusted, explicit, unbiased and probability-weighted estimate of the present value of future cash flows that will arise as the entity fulfils the contracts.

Presentation and disclosure

IFRS 17 requires new disclosures about amounts recognized in the financial statements, including detailed contract reconciliations, effects of newly recognized contracts, as well as disclosures about significant judgments made in its application. There are also expanded disclosures about the nature and extent of risks in insurance contracts, reinsurance contracts and investment contracts with discretionary participation features. In general, IFRS 17 requires a more granular level of disclosures, bringing greater transparency to assess the effects of insurance contracts on financial statements, when compared to those required by IFRS 4.

Redesignation of assets

According to the standard, a company can reassess the current designation of its assets measured under IFRS9, at the date of initial application of IFRS17, if these assets are related to insurance contracts within IFRS17 scope. This redesignation is based on a change of the asset business model to protect the company from the financial effects of the new standard.

The Organization evaluated IFRS17 effects, mainly the ones related to changes in the applied discount rate and, reassessed its related assets business model. The reassessment resulted in a business model reclassification for a portion of assets used to support the Life and Pension and Health portfolios. In this reclassification the Organization decreased the amount of assets measured at Amortized Cost and increased the amount of assets measured at Fair Value through Other Comprehensive income.

Amendments to IAS 1 - Presentation of Financial Statements

The amendments to IAS 1 issued in July 2020 are intended to improve disclosures of accounting policies, so that entities provide more useful information to users of financial statements. Entities should disclose their material accounting policies rather than their significant accounting policies. It also includes guidance on how to apply the concept of materiality to accounting policy disclosures. The changes are effective for annual periods beginning on or after January 1, 2023, with early application permitted. There are no significant impacts expected from the adoption of this amendment.

Additionally, the amendments to IAS 1 issued in October 2022, aim to improve the information disclosed about non-current debts with covenants, so that users of the financial statements understand the risk of such debts being settled in advance. They also contemplate changes that aim to address some concerns raised by users of the financial statements, due to the application of the changes for the Classification of Liabilities as Current and Non-Current, issued in 2020. Early adoption is allowed. The changes are effective as of January 1, 2024. Bradesco is in the process of assessing the potential impacts.

Amendments to IAS 8 - Accounting Policies, Change of Estimates Error Correction

Entities should distinguish between changes in accounting policies and changes in accounting estimates. The changes are effective for annual periods beginning on or after January 1, 2023, with early application permitted. There are no significant impacts expected from the adoption of this amendment.

Amendments to IAS 12 - Taxes on Profit

In specific circumstances, entities are exempt from recognizing deferred taxes when they recognize assets or liabilities for the first time. This exemption applies to lease operations and foreclosure obligations, for example. With the changes, entities will no longer be entitled to the exemption and will be obliged to recognize the deferred tax on such transactions. The amendments are effective for annual periods beginning on or after January 1, 2023. Bradesco has identified that the amendments will have a non-significant impact on some items in the statement of financial position, with no impact on profit or loss.

Amendments to IFRS 16 - Leases

The changes, issued in September 2022, provide for the addition of requirements on how an entity accounts for a sale of an asset when it leases that same asset back (leaseback), after the initial date of the transaction. In summary, the seller-lessee shall not recognize any gain or loss relating to the right of use retained by it. The amendments are effective for annual periods beginning on or after January 1, 2024. The Company is in the process of assessing the potential impacts.